Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Time charter revenues	$ 71,570	$ 74,232	$ 54,892
Voyage charter revenues	11,324	15,268	12,447
Bareboat charter revenues	11,623	6,397	0
Total operating revenues	94,517	95,897	67,339
Operating expenses
Voyage expenses and commission	11,215	10,467	8,588
Ship operating expenses	18,801	19,678	18,829
Administrative expenses	3,528	3,018	1,823
Depreciation	22,759	19,567	14,344
Total operating expenses	56,303	52,730	43,583
Net operating income	38,214	43,167	23,756
Other income (expenses)
Interest income	52	54	123
Interest expense	(4,957)	(3,940)	(1,895)
Other financial items	(657)	(724)	(304)
Net other expenses	(5,562)	(4,610)	(2,076)
Net income	$ 32,652	$ 38,557	$ 21,680
Per share information:
Basic earnings per share (in dollars per share)	$ 1.34	$ 2.02	$ 1.27
Diluted earnings per share (in dollars per share)	$ 1.33	$ 2.02	$ 1.27
Cash dividends per share declared (in dollars per share)	$ 2.00	$ 1.70	$ 0.25